Share-Based Compensation - Summary of Share Based Compensation Restricted Stock Units (Details) - Restricted share units - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2018 Plan
Share-Based Compensation
Beginning balance	72,821,210	104,515,350	101,770,350
Granted	3,180,000	22,140,000	69,910,980
Vested	(34,122,920)	(30,681,250)	(22,617,630)
Forfeited or cancelled	(3,751,600)	(23,152,890)	(44,548,350)
Ending balance	38,126,690	72,821,210	104,515,350
Weighted Average Grant-date Fair Value, Beginning balance	¥ 1.08	¥ 1.22	¥ 0.84
Weighted Average Grant-date Fair Value, Granted	1.43	0.78	1.41
Weighted Average Grant-date Fair Value, Vested	0.95	1.14	0.91
Weighted Average Grant-date Fair Value, Forfeited or cancelled	1.08	1.44	0.94
Weighted Average Grant-date Fair Value, Ending balance	¥ 1.23	¥ 1.08	¥ 1.22
2021 Plan
Share-Based Compensation
Beginning balance	46,636,040
Granted	25,057,850	48,636,040
Vested	(7,431,200)
Forfeited or cancelled	(12,875,970)	(2,000,000)
Ending balance	51,386,720	46,636,040
Weighted Average Grant-date Fair Value, Beginning balance	¥ 0.83
Weighted Average Grant-date Fair Value, Granted	1.09	¥ 0.83
Weighted Average Grant-date Fair Value, Vested	0.85
Weighted Average Grant-date Fair Value, Forfeited or cancelled	0.88	0.84
Weighted Average Grant-date Fair Value, Ending balance	¥ 0.94	¥ 0.83